Hartford Multi-Asset Income Fund Average Annual Total Returns		12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.11%		6.25%	7.86%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	2.87%	(0.36%)	2.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.31%		1.43%	3.39%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.25%		1.85%	3.53%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.68%		3.35%	5.19%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.03%		3.76%	5.02%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.21%		4.84%	6.10%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.53%		4.23%	5.49%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.91%		4.51%	5.77%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.25%		4.82%	6.08%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.35%		4.94%	6.19%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.26%		4.83%	6.12%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.30%		4.94%	6.18%

[1]	Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.